PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the beginning and ending amount of total unrecognized tax benefits
Beginning of year	$ 849,358	$ 543,243
IRS Section 280E Positions Acquired	178,712
IRS Section 280E Positions	420,976	306,115
Balance at End of Year	1,449,046	849,358
Amount of potential benefits that if recognized would impact the effective tax rate on income from operations	$ 1,449,046	$ 849,358